Earnings/(Loss) Per Share - Schedule of Earnings Per Shares, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (USD'000)			$ 5,770	$ (4,827)	$ (9,201)
Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic			1,473,162	1,298,162	1,298,162
Weighted average shares outstanding - diluted			1,473,162	1,298,162	1,298,162
Net earnings / (loss) per share
Basic weighted average loss per share (USD)			$ 3.92	$ (3.72)	$ (7.09)
Diluted weighted average loss per share (USD)			$ 3.92	$ (3.72)	$ (7.09)
SEALS Corp
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (USD'000)	$ (875)	$ (183)
Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	7,501,500	6,610,293
Weighted average shares outstanding - diluted	7,501,500	6,610,293
Net earnings / (loss) per share
Basic weighted average loss per share (USD)	$ (0.06)	$ (0.01)
Diluted weighted average loss per share (USD)	$ (0.06)	$ (0.01)
SEALS Corp | F Share
Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	1,499,700	1,499,700
Weighted average shares outstanding - diluted	1,499,700	1,499,700
Net earnings / (loss) per share
Basic weighted average loss per share (USD)	$ (0.29)	$ (0.06)
Diluted weighted average loss per share (USD)	$ (0.29)	$ (0.06)